Supplement dated July 20, 2022
to the following statutory prospectus(es):
Soloist, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination B, Nationwide Destination L, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination Architect 2.0, Nationwide Destination Future, Nationwide Destination Future NY, Nationwide O Series, America's marketFLEX II Annuity, America's marketFlex Edge Annuity, America's marketFLEX Advisor Annuity, Nationwide Destination Freedom+ Variable Annuity, BOA All American Annuity, Sun Trust All American, M&T All American, Compass All American, Nationwide Advisory Retirement Income Annuity, Nationwide Advisory Retirement Income Annuity - New York, Monument Advisor, Monument Advisor Select, Monument Advisor NY, and Monument Advisor Select NY dated May 1, 2022
America's marketFLEX Annuity dated May 1, 2016
BOA Advisor Variable Annuity dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, and Nationwide Destination Navigator (New York) dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
Successor dated May 1, 2008
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
At a special meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on July 13, 2022, the Board approved the appointment of NS Partners Ltd ("NS Partners") as the new subadviser to the NVIT AllianzGI International Growth Fund (the "Fund"). This change is anticipated to take effect on or about July 18, 2022 (the "Effective Date").
As of the Effective Date, the statutory prospectus is amended as follows:
1. The name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
All references to the Fund’s former name are replaced accordingly.
2. All references to Allianz Global Investors U.S. LLC are hereby deleted and replaced with NS Partners Ltd.
PROS-0669
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